Other long-term liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Government grant	¥ 241,356	¥ 248,146
Capital lease	1,077,398	429,651
Other	10,489	6,637
Total	1,329,243	684,434
Receipt of government grant related to property, plant and equipment and land use rights	¥ 24,900	27,976	¥ 230
Weighted average life (in months)	208 months
Recognition of government grant	¥ 50,176	39,281	35,555
Amortization of government grant	30,635	29,953	28,380
Capital lease, short term	¥ 73,177	57,889
Minimum
Number of years lease payment were made quarterly	P3Y
Maximum
Number of years lease payment were made quarterly	P10Y
Leased assets
Carrying amount of asset sold	¥ 445,166	374,907	44,350
Cash consideration	¥ 776,763	¥ 481,252	¥ 41,808
Number of years lease payment were made quarterly			P3Y
Leased assets | Minimum
Contract term (in years)	3 years	3 years
Number of years lease payment were made quarterly	P3Y	P3Y
Leased assets | Maximum
Contract term (in years)	10 years	10 years
Number of years lease payment were made quarterly	P10Y	P10Y
Leased assets | Other payable
Capital lease, short term	¥ 73,177	¥ 57,889	¥ 12,805
Leased assets | Other long-term liability
Capital lease	¥ 1,077,398		¥ 29,003
Capital lease, short term		¥ 429,651